Segment information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment information
31.	Segment information

For management purposes, the Group is organized into business units based on their products and activities and have three reportable segments as follows:

-	Production and marketing of cement, concrete and blocks in the northern region of Peru.

-	Sale of construction supplies (steel rebar and building materials) in the northern region of Peru.

-	Production and marketing of quicklime in the northern region of Peru.

No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the profit before income tax of each business unit separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit before income tax and is measured consistently with profit before income tax in the consolidated financial statements.

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

	Revenues from external customers	Gross profit margin	Other operating income, net	Administrative expenses	Selling and distribution expenses	Impairment on brine project	Finance costs	Finance income	(Loss) gain from exchange difference, net	Profit before income tax	Income tax expense	Net income from continuing operations	Net loss from discontinued operations	Profit for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2017
Cement, concrete and blocks	1,076,648	476,919	(4,127)	(174,087)	(44,223)	—	(73,759)	5,779	(2,012)	184,490	(67,568)	116,922	—	116,922
Construction supplies	66,442	1,873	36	(1,499)	(2,287)	—	—	48	(17)	(1,846)	676	(1,170)	—	(1,170)
Quicklime	80,707	13,671	—	(15,613)	—	—	—	—	(183)	(2,125)	778	(1,347)	—	(1,347)
Other	1,842	220	(266)	(4,418)	(57)	(47,582)	—	15	(14)	(52,102)	19,082	(33,020)	(754)	(33,774)

Consolidated	1,225,639	492,683	(4,357)	(195,617)	(46,567)	(47,582)	(73,759)	5,842	(2,226)	128,417	(47,032)	81,385	(754)	80,631

2016
Cement, concrete and blocks	1,103,426	487,671	1,907	(173,200)	(38,070)	—	(75,397)	3,194	(2,238)	203,867	(80,912)	122,955	—	122,955
Construction supplies	59,888	1,220	136	(1,051)	(1,643)	—	—	24	(19)	(1,333)	529	(804)	—	(804)
Quicklime	75,090	14,216	—	(14,464)	—	—	—	—	(118)	(366)	145	(221)	—	(221)
Other	1,765	532	401	(4,661)	(186)	—	—	22	(166)	(4,058)	1,611	(2,447)	(6,589)	(9,036)

Consolidated	1,240,169	503,639	2,444	(193,376)	(39,899)	—	(75,397)	3,240	(2,541)	198,110	(78,627)	119,483	(6,589)	112,894

2015
Cement, concrete and blocks	1,089,232	517,266	3,877	(161,950)	(29,687)	—	(36,807)	3,384	11,141	307,224	(89,515)	217,709	—	217,709
Construction supplies	75,565	2,506	4	(1,228)	(1,519)	—	—	32	19	(186)	54	(132)	—	(132)
Quicklime	64,140	15,116	—	(11,306)	—	—	—	—	969	4,779	(1,392)	3,387	—	3,387
Other	2,078	370	32	(5,239)	(275)	—	—	—	65	(5,047)	1,470	(3,577)	(5,720)	(9,297)

Consolidated	1,231,015	535,258	3,913	(179,723)	(31,481)	—	(36,807)	3,416	12,194	306,770	(89,383)	217,387	(5,720)	211,667

	Segment assets	Other assets	Assets held for distribution	Total assets	Operating liabilities	Liabilities held for distribution	Total liabilities	Capital expenditure	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2017
Cement, concrete and blocks	2,607,334	489	—	2,607,823	1,274,322	—	1,274,322	69,717	(119,518)	(2,718)
Construction supplies	30,791	—	—	30,791	31,966	—	31,966	—	—	—
Quicklime	118,712	—	—	118,712	—	—	—	—	(4,504)	—
Other	35,583	21,206	—	56,789	1,119	—	1,119	15	(184)	—

Consolidated	2,792,420	21,695	—	2,814,115	1,307,407	—	1,307,407	69,732	(124,206)	(2,718)

2016
Cement, concrete and blocks	2,678,871	69,912	—	2,748,783	1,316,144	—	1,316,144	101,729	(102,900)	(1,499)
Construction supplies	27,652	—	—	27,652	20,760	—	20,760	—	—	—
Quicklime	122,446	—	—	122,446	—	—	—	—	(4,377)	—
Other	82,674	657	338,411	421,742	986	2,704	3,690	16,072	(3,989)	—

Consolidated	2,911,643	70,569	338,411	3,320,623	1,337,890	2,704	1,340,594	117,801	(111,266)	(1,499)

2015
Cement, concrete and blocks	2,743,007	124,770	—	2,867,777	1,326,650	—	1,326,650	454,275	(67,221)	426
Construction supplies	27,719		—	27,719	30,182	—	30,182	—	—	—
Quicklime	125,584		—	125,584	—	—	—	—	(2,264)	—
Other	392,278	436	—	392,714	10,828	—	10,828	36,532	(1,325)	(9,335)

Consolidated	3,288,588	125,206	—	3,413,794	1,367,660	—	1,367,660	490,807	(70,810)	(8,909)

During 2017, revenues from two customers, arising from sales within the quicklime segment, amounted to S/65,784,198. During 2016 and 2015, revenues from one customer, arising from sales within the quicklime segment, amounted to S/55,657,000 and S/27,182,000, respectively.

Capital expenditures consist of S/69,732,000, S/117,801,000 and S/490,807,000 during the years ended December 31, 2017, 2016 and 2015, respectively, and are related to additions of property, plant and equipment, exploration and evaluation assets and other minor non-current assets. During 2017, 2016 and 2015, there were no purchases of assets through capital leases.

Inter-segment revenues obtained during the years ended December 31, 2017, 2016 and 2015 were eliminated for consolidation.

The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including phosphates and brine projects).

Other assets

As of December 31, 2017, corresponds to the available-for-sale investments caption and fair value of financial derivate instrument (cross currency swap) for approximately S/21,206,000 and S/489,000, respectively (2016: S/657,000 and S/69,912,000; 2015: S/436,000 and S/124,770,000, respectively), which are not allocated to a segment.

Geographic information

All revenues are from Peruvian clients.

As of December 31, 2017 and December 31, 2016, all non-current assets are located in Peru.